ADVANCES TO ACQUIRE BUILDINGS	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
ADVANCES TO AQUIRE BUILDINGS
NOTE 21 – ADVANCES TO ACQUIRE BUILDINGS

On December 4, 2015, our Argentine subsidiaries Sistemas Globales S.A. and IAFH Global S.A., entered into a Purchase Agreement with IRSA Inversiones y Representaciones Sociedad Anónima (“IRSA”) to acquire four floors representing approximately 4,896 square meters in a building to be constructed in a premium business zone of the City of Buenos Aires, Argentina.

In consideration for the property the subsidiaries agreed to pay IRSA the following purchase price: (i) AR$ 180,279 on the date of signing of the purchase agreement, equivalent to 18,779 at such date; (ii) 8,567 during a three-year term beginning in June 2016; and (iii) the remaining 3,672 at the moment of transfer of the property ownership, after finalization of the building.

As explained in note 4.4, during the years 2018 and 2017, the Company estimated the future use of some tax credits and concluded that the value-added tax related to the advance payments to IRSA which amounted to 363 and 1,660, respectively, will not be recoverable and were included as advances to suppliers paid to IRSA.

As of December 31, 2018 and 2017, 28,799 and 25,498 are included in these consolidated financial statements as other receivables non-current.
NOTE 22 – RELATED PARTIES BALANCES AND TRANSACTIONS

22.1 – Related parties

The Company provides software and consultancy services to certain WPP subsidiaries and other related parties. WPP was a shareholder of the Company with significant influence, until it sold its shares of the Company on June 20, 2018. The Company also provides software services to Morgan Stanley, which holds a share over 5% on the Company. Outstanding receivable balances as of December 31, 2018 and 2017 are as follows:

	As of December 31,
	2018	2017

Grey Global Group Inc.	—	104
Group M Worldwide Inc	—	44
JWT	—	77
Kantar Retail	—	23
Mercado Libre S.R.L.	440	9
TNS	56	206
Morgan Stanley Investment Management Inc.	497	—
Total	993	463

During the year ended December 31, 2018, 2017 and 2016, the Company recognized revenues for 5,937, 5,590 and 6,462, respectively, as follows:

	For the year ended December 31,
	2018	2017	2016

Added Value	—	13	790
Burson Marsteller	—	—	59
Grey Global Group Inc.	472	1,238	1,182
Group M Worldwide Inc	102	521	822
IBOPE Argentina	—	—	244
JWT	204	1,043	919
Kantar Group	216	791	674
Kantar Retail	39	93	93
Ogilvy & Mather Brasil Comunication	82	1,677	611
JP Morgan Chase & Co.	1,784	—	—
JP Morgan Chase S.A.	48	—	—
JP Morgan Services Argentina S.R.L.	1,503	—	—
TNS	8	30	579
Morgan Stanley Investment Management Inc.	964	—	—
Young & Rubicam	—	—	366
Mercado Libre S.R.L.	515	143	100
Mirum Inc.	—	41	—
Coretech	—	—	23
Total	5,937	5,590	6,462

22.2 – Loan agreement to Collokia

On May, 5, 2017, the Company and Collokia LLC, signed a loan agreement whereby the Company provides a financing facility of 100. Interest on the entire outstanding principal balance is computed at an annual rate of 2.8%. Collokia shall repay the loan in full within 18 months from the date that this agreement has been signed off. The Company has the right to convert any portion of the outstanding principal into preferred units of Collokia. As of December 31, 2018 and 2017, the carrying amount of the loan agreement amounted to 106 and 100, respectively, and was included as other financial assets current and other financial assets non current, respectively.

22.3 – Compensation of key management personnel

The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2018	2017	2016

Salaries and bonuses	5,140	4,507	4,432
Total	5,140	4,507	4,432

The remuneration of directors and key executives is determined by the Board of Directors based on the performance of individuals and market trends.

During 2016, the Company granted 260,000 and 82,500 share options at a strike price of $29.01 and $32.36, respectively.
During 2017, the Company granted 12,836 and 62,162 restricted stock units at a grant price of $34.96 and $37.00, respectively.
During 2018, the Company granted 115,000 and 6,000 share options at a strike price of $46.00 and $50.92, respectively.
During 2018, the Company granted 93,000, 10,000 and 4,054 restricted stock units at a grant price of $46.00, $50.92 and $45.50, respectively.